Schedule of Investments (unaudited) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)	309,827,230	$3,098

Energy Equipment & Services(b) — 0.1%
Mcdermott International Ltd	123,933	297,439
Pioneer Energy Services Corp.(a)	887	34,445

		331,884

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc	14,906	15

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(b)	114,650	114,650

Metals & Mining — 0.0%
Preferred Proppants LLC(a)(b)	12,198	48,792

Semiconductors & Semiconductor Equipment(b) — 0.0%
Maxeon Solar Technologies Ltd	232	3,935
SunPower Corp	1,860	23,269

		27,204

Software — 0.0%
Avaya Holdings Corp.(b)	66	1,003

Specialty Retail — 0.0%
NMG Parent LLC	3,613	153,494

Total Common Stocks — 0.1% (Cost: $6,400,625)		680,140

	Par (000)

Corporate Bonds

Aerospace & Defense(c) — 0.4%
TransDigm, Inc., 8.00%, 12/15/25	USD	318	345,825
Wolverine Escrow LLC, 9.00%, 11/15/26		1,555	1,282,875

			1,628,700

Air Freight & Logistics — 0.2%
FedEx Corp., 3.80%, 05/15/25		669	756,801

Airlines(c) — 1.3%
Allegaint Travel Co., 8.50%, 02/05/24(d)		1,195	1,195,000
American Airlines, Inc., 11.75%, 07/15/25		2,362	2,279,330
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27		2,453	2,554,186

			6,028,516

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)		496	522,040

Automobiles — 0.9%
AutoNation, Inc., 4.75%, 06/01/30		141	166,128
Ford Motor Co., 8.50%, 04/21/23		2,029	2,211,610
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		209	215,531
General Motors Co., 6.13%, 10/01/25		661	767,857
General Motors Financial Co., Inc., 2.75%, 06/20/25		925	946,384
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		170	167,025

			4,474,535

Security	Par (000)		Value

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)	USD	118	$122,867

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		51	54,825

Construction Materials(c) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28		1,335	1,356,694
Core & Main LP, 6.13%, 08/15/25		227	229,934

			1,586,628

Consumer Finance — 0.3%
Equifax, Inc., 2.60%, 12/15/25		136	145,198
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(c)(e)		905	936,675
PayPal Holdings, Inc., 1.65%, 06/01/25		424	439,144

			1,521,017

Containers & Packaging — 0.0%
Graham Packaging Co., Inc., 7.13%, 08/15/28(c)		117	121,826

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(c)		144	144,891
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)(b)		1,061	—

			144,891

Energy Equipment & Services(a)(c)(e) — 0.1%
Pioneer Energy Services Corp. (11.00% PIK), 11.00%, 05/15/25		368	294,413
(5.00% PIK), 5.00%, 11/15/25(f)		248	134,032

			428,445

Equity Real Estate Investment Trusts (REITs) — 0.1%
Marriott International, Inc., Series EE, 5.75%, 05/01/25		376	419,624

Internet Software & Services(c) — 0.4%
Expedia Group, Inc.
3.60%, 12/15/23		792	809,196
6.25%, 05/01/25		767	845,931
TripAdvisor, Inc., 7.00%, 07/15/25		87	90,698
Uber Technologies, Inc., 6.25%, 01/15/28		222	228,038

			1,973,863

IT Services — 0.6%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(c)		293	298,311
Castle U.S. Holding Corp., 9.50%, 02/15/28(c)		647	617,076
Fiserv, Inc., 2.25%, 06/01/27		1,575	1,663,498

			2,578,885

Machinery — 0.0%
Clark Equipment Co., 5.88%, 06/01/25(c)		119	123,314

Media(c) — 1.0%
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26		350	351,102
Liberty Broadband Corp., 2.75%, 09/30/50(f)		513	551,849
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26		573	572,880
6.50%, 09/15/28		787	806,488
Univision Communications, Inc., 6.63%, 06/01/27		227	221,609

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Zayo Group Holdings, Inc.
4.00%, 03/01/27	USD	2,029	$1,996,992
6.13%, 03/01/28		281	290,048

			4,790,968

Oil, Gas & Consumable Fuels(c) — 0.1%
eG Global Finance PLC, 8.50%, 10/30/25		284	298,443
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25		138	140,760

			439,203

Real Estate Management & Development(c) — 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28		834	865,817
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25		123	128,843

			994,660

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
4.70%, 04/15/25		1,771	2,012,410
3.15%, 11/15/25		660	714,865
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(c)		75	79,452

			2,806,727

Software(c) — 0.3%
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24		666	695,970
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25		76	79,610
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		438	451,687

			1,227,267

Wireless Telecommunication Services — 0.1%
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		408	424,740

Total Corporate Bonds — 7.0% (Cost: $32,038,624)			33,170,342

Floating Rate Loan Interests(g)

Aerospace & Defense — 2.5%
Bleriot US Bidco, Inc. Delayed Draw Term Loan, (3 mo. LIBOR +
4.75%), 4.97%, 10/31/26		98	96,952
Term Loan B, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		626	620,490
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2, (3 mo. LIBOR +
3.50%), 3.72%, 04/06/26		2,049	1,801,686
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		3,811	3,351,137
Nordam Group, Inc., Term Loan B, (PRIME + 4.50%), 5.69%, 04/09/26(a)		780	655,301
Spirit Aerosystems, Inc., 2020 Term Loan B, 6.00%, 01/31/25(a)		1,005	1,002,487

Security	Par (000)		Value

Aerospace & Defense (continued)
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25	USD	4,361	$4,115,950
TransDigm, Inc., 2020 Term Loan G, (1 mo. LIBOR + 2.25%), 2.40%, 08/22/24		247	233,019

			11,877,022

Air Freight & Logistics — 0.6%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		3,480	3,007,979

Airlines — 1.3%
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 01/29/27		392	284,747
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/23		1,988	1,618,138
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.15%, 04/28/23		1,370	1,116,797
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		768	761,714
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		2,394	2,431,251

			6,212,647

Auto Components — 2.7%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26		6,501	6,323,802
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.22%, 05/16/24		3,819	3,688,311
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 12/02/26		218	215,802
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 02/05/26		2,632	2,535,902

			12,763,817

Banks — 0.7%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24		3,537	3,531,425

Building Materials — 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 07/12/26		2,382	2,353,472

Building Products — 1.3%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		1,735	1,727,430
LSF10 XL Bidco SCA, EUR Term Loan B3, (EURIBOR + 4.00%), 4.00%, 10/12/26	EUR	1,000	1,116,336
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23	USD	3,595	3,559,149

			6,402,915

Capital Markets — 2.3%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		3,910	3,881,174
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.73%, 06/27/25		918	911,933

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 04/12/24(a)	USD	1,248	$1,223,088
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27		831	823,986
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26(a)		1,156	1,106,764
Travelport Finance (Luxembourg) Sarl
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.22%, 05/29/26		2,236	1,676,997
2020 Super Priority Term Loan, (3 mo. LIBOR + 7.00%), 8.00%, 02/28/25		1,267	1,215,198

			10,839,140

Chemicals — 5.3%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		3,022	2,970,853
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		2,572	2,561,376
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.97%, 06/01/24		1,865	1,818,705
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		2,841	2,768,088
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		615	598,581
Chemours Co., 2018 USD Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		651	626,397
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		1,166	1,107,696
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		1,249	1,223,671
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		2,499	2,475,823
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/28/25		775	753,712
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		1,194	1,111,351
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.72%, 03/02/26		2,869	2,804,123
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/14/24(a)		494	483,879
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 05/15/24		1,505	1,438,650
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.69%, 10/14/24		2,596	2,487,810
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/01/25		207	200,050

			25,430,765

Commercial Services & Supplies — 5.8%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		2,967	2,959,560
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 03/11/25		155	147,649

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Asplundh Tree Expert LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 2.65%, 09/07/27		USD 2,013	$2,009,236
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.65%, 08/04/25		1,503	1,503,346
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/23		3,157	3,107,209
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/24		1,153	1,132,550
Creative Artists Agency LLC
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/26/26		849	813,406
2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,995	1,912,480
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		2,340	2,281,807
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		2,751	2,565,548
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		571	543,744
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		469	466,709
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23		447	364,267
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(a)		998	960,251
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/23/26		2,174	2,151,778
Verisure Holding AB, EUR Term Loan B1E, (EURIBOR + 3.00%), 3.00%, 10/21/22	EUR	627	725,744
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25	USD	2,691	2,660,459
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/10/24		1,158	1,048,027

			27,353,770

Communications Equipment — 0.3%
Avantor, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		1,281	1,262,685

Construction & Engineering — 1.5%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		3,607	3,348,888
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		560	554,400
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		446	436,822
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		2,942	2,859,200

			7,199,310

Construction Materials — 2.2%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/27		1,451	1,409,968

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials (continued)
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24	USD	5,085	$4,972,048
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/29/25		2,836	2,776,313
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		1,226	1,212,194

			10,370,523

Containers & Packaging — 2.7%
Berry Global, Inc.
Term Loan W, (1 mo. LIBOR + 2.00%), 2.16%, 10/01/22		4,782	4,736,683
Term Loan Y, (1 mo. LIBOR + 2.00%), 2.16%, 07/01/26		1,549	1,500,829
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		2,423	2,270,437
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/29/23		2,080	2,030,464
Graham Packaging Co., Inc., Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 08/04/27		851	844,975
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 08/01/26		630	619,977
Tosca Services LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/18/27		830	828,962

			12,832,327

Distributors — 0.8%
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		936	898,713
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%), 6.50%, 08/28/24		3,120	2,713,951

			3,612,664

Diversified Consumer Services — 3.4%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		553	543,176
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		1,568	1,544,814
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		3,022	3,002,868
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.50%, 11/07/23		1,871	1,809,213
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 07/11/25		2,603	2,366,843
LEB Holdings (USA), Inc, Term Loan B, 09/25/27(h) .		573	567,986
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/24		1,142	1,109,205
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		476	468,494

Security	Par (000)		Value

Diversified Consumer Services (continued)
Serta Simmons Bedding LLC (continued)
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23	USD	745	$605,793
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 03/19/26		1,869	1,848,908
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 07/13/23		2,133	2,094,172

			15,961,472

Diversified Financial Services — 3.9%
Advisor Group, Inc., 2019 Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 08/01/26		1,073	1,036,530
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.00%, 08/14/27(a)		863	860,843
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 2.64%, 04/04/24		4,461	4,346,154
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.40%, 11/18/24		795	795,325
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		926	905,229
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,712	1,454,674
Milano Acquisition Corp, Term Loan, 5.25%, 08/17/27		2,557	2,525,037
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.76%, 01/23/25		1,560	1,356,850
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.47%, 07/30/25		514	486,824
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/28/27		3,485	3,418,115
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.65%, 04/30/28		1,617	1,553,436

			18,739,017

Diversified Telecommunication Services — 2.8%
Cablevision Lightpath LLC, Term Loan B, 4.00%, 09/09/27		578	574,387
Consolidated Communications, Inc., 2020 Term Loan B, 10/17/27(h)		1,131	1,117,926
GCI Holdings, Inc., 2020 Term Loan B, 09/24/25(a)(h)		1,247	1,237,647
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		1,434	1,423,294
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/04/26		1,761	1,755,168
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 03/01/27		1,931	1,868,693
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		2,316	2,274,580
Northwest Fiber LLC, Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 04/30/27		963	960,181

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
TDC A/S, EUR Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	$937,766
Virgin Media SFA Finance Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.30%, 01/15/27	GBP	1,000	1,244,310

			13,393,952

Electric Utilities — 0.3%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25	USD	1,445	1,414,056
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(i)		1,710	—

			1,414,056

Energy Equipment & Services — 1.3%
Dell International LLC, 2019 Term Loan B, 09/19/25(h)		870	865,348
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		3,842	3,779,926
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25		1,442	1,421,663

			6,066,937

Entertainment — 0.3%
Datto, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 04/02/26		1,431	1,427,619

Equity Real Estate Investment Trusts (REITs) — 1.0%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/11/24		734	691,891
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 12/20/24		3,960	3,820,468

			4,512,359

Food & Staples Retailing — 1.1%
Hearthside Food Solutions LLC
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 05/23/25		952	927,513
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 3.83%, 05/23/25		842	816,190
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		167	165,055
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 06/27/23		2,632	2,527,114
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/13/26		649	618,178

			5,054,050

Food Products — 4.3%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 10/01/25		1,096	1,084,863
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 10/10/26		137	136,643
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		4,590	4,532,508
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.90%, 01/29/28(a)		403	399,533

Security	Par (000)			Value

Food Products (continued)
Froneri International Ltd. (continued)
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.40%, 01/29/27	USD	5,202		$4,988,318
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR + 2.25%), 3.00%, 08/03/25		1,388		1,362,741
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/01/26		517		502,726
Pathway Vet Alliance LLC
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%), 4.00%, 03/31/27		—	(i)	—
2020 Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 03/31/27		540		530,512
Reynolds Group Holdings, Inc.
2017 Term Loan, (PRIME + 1.75%), 3.98%, 02/05/23		4,631		4,568,865
2020 Term Loan, 02/03/26(h)		1,928		1,891,368
Shearer’s Foods, Inc., 2020 Term Loan B, 4.75%, 09/23/27		637		631,828

				20,629,905

Health Care Equipment & Supplies — 0.9%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25		3,546		3,387,890
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	995		1,118,466

				4,506,356

Health Care Providers & Services — 4.6%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	800		798,558
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		1,900		1,865,199
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		963		950,327
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		700		659,038
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		1,960		1,409,527
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.40%, 02/18/28		1,260		1,108,800
2020 Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%), 3.75%, 02/18/27		—	(i)	—
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 02/18/27		1,382		1,296,582
Femur Buyer, Inc., 1st Lien Term Loan, 03/05/26(h)		213		192,491
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		2,328		2,276,695
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/06/26		2,288		2,262,937
HCA, Inc., Term Loan B13, (1 mo. LIBOR + 1.75%), 1.90%, 03/18/26		1		441
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		1,368		1,344,907

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22	USD	1,334	$1,208,465
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		6,518	6,485,666
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		230	192,602

			22,052,235

Health Care Services — 0.8%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26		2,090	2,008,004
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/13/26		1,749	1,736,363

			3,744,367

Health Care Technology — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		3,567	3,487,132
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 10/10/25		1,915	1,876,420
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 03/07/24		499	491,118

			5,854,670

Hotels, Restaurants & Leisure — 7.6%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 11/19/26		3,087	2,954,022
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(a)		432	384,439
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		1,007	1,000,866
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 2.02%, 10/19/24		1,396	1,355,977
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.36%, 09/15/23		1,147	1,113,616
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 12/23/24		3,434	3,208,656
2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		4,197	4,056,207
CCM Merger, Inc., New Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 08/06/21		1,301	1,293,570
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		3,907	2,984,487
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 11/30/23		1,352	1,313,073
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 3.75%, 12/01/23		147	132,594
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		2,135	1,898,123
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(a)		177	199,959

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(a)	USD	603	$575,865
IRB Holding Corp., 2020 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		2,559	2,438,738
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		1,397	1,362,188
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		601	525,445
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		1,448	1,447,765
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		1,057	991,775
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		1,069	1,064,930
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		2,094	1,997,791
Tackle Sarl, 2017 EUR Term Loan, (EURIBOR + 3.50%), 3.50%, 08/08/22	EUR	975	1,126,885
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.91%, 08/02/26	USD	2,405	2,349,057
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 05/30/25		552	531,378

			36,307,406

Household Durables — 0.3%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/04/27		1,672	1,649,456

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/25		513	496,158
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26		719	697,253
Term Loan B9, (1 mo. LIBOR + 2.25%), 2.40%, 04/06/26		3,647	3,544,942

			4,738,353

Industrial Conglomerates — 2.4%
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,374	1,300,000
Vertical US Newco, Inc., USD Term Loan B, (3 mo. LIBOR + 4.25%), 4.57%, 07/30/27		1,939	1,920,657
Vertiv Group Corpo., Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 03/02/27		8,442	8,298,721

			11,519,378

Insurance — 4.7%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 05/09/25		3,257	3,158,664
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 05/09/25		1,037	1,017,090
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24		2,949	2,918,782

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27	USD	686	$682,415
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 02/13/27		1,437	1,392,972
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/02/24		937	933,243
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.26%, 04/25/25		3,426	3,307,216
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/25		880	876,013
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27		1,665	1,647,318
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25		2,968	2,859,018
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		1,805	1,776,100
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,703	1,687,799

			22,256,630

Interactive Media & Services — 2.3%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 08/27/26		307	306,189
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23		3,249	3,241,916
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, 10/31/26(h)		4,251	4,227,959
Go Daddy Operating Co. LLC, 2020 Term Loan B3, (1 mo. LIBOR + 2.50%), 2.65%, 08/10/27		1,950	1,918,833
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		380	372,232
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		983	954,238

			11,021,367

IT Services — 7.9%
Aruba Investments, Inc., 2020 USD Term Loan B, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/25		521	516,874
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/31/26		3,970	3,889,173
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 7.50%, 08/01/25		975	572,812
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23		4,803	4,786,785
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%), 5.50%, 03/29/25(a)		1,571	1,516,075
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		3,236	2,842,294
Sophia LP(h)
2020 1st Lien Term Loan, 09/22/27		5,170	5,132,517
2020 2nd Lien Term Loan, 09/17/27		4,215	4,109,625

Security	Par (000)		Value

IT Services (continued)
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 11/16/26	USD	3,317	$3,229,159
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25		8,084	7,902,744
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/26		3,187	3,072,566

			37,570,624

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24		1,003	802,732

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25		395	388,415
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		2,150	2,138,413

			2,526,828

Machinery — 1.7%
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 01/31/24(a)		132	131,422
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/28/27		2,276	2,196,557
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.50%, 01/31/24(a)		320	312,122
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		5,597	5,273,108

			7,913,209

Media — 16.3%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 07/15/25		1,110	1,057,620
USD 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.89%, 01/31/26		1,592	1,500,324
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		3,546	3,437,643
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 04/30/25		4,362	4,279,884
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		6,576	5,969,863
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/03/25		138	133,884
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		8,823	8,541,650
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.40%, 07/17/25		2,175	2,100,370
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27		2,139	2,069,801
Gray Television, Inc.
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.41%, 02/07/24		607	593,629

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Gray Television, Inc. (continued)
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 2.66%, 01/02/26	USD	820	$805,085
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		395	396,371
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		68	69,471
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		4,317	3,656,886
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 10/15/26		1,291	1,288,315
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.40%, 03/24/25		1,359	1,307,843
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.94%, 10/19/26		2,258	2,098,203
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 1.86%, 02/15/24		473	468,073
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 09/13/24		3,552	3,450,453
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		813	802,036
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 08/15/26		733	718,075
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 2.91%, 09/19/26		1,497	1,461,737
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/03/25		3,808	2,827,258
Radiate Holdco LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/25/26		2,281	2,240,587
2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		448	439,266
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.40%, 01/03/24		189	183,495
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		3,151	3,068,703
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23		4,102	3,978,682
UFC Holdings LLC, 2019 Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/29/26		734	720,410
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(h)		2,365	2,322,501
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.65%, 01/31/28		2,375	2,301,987
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 05/18/25		2,998	2,551,810
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		11,042	10,700,644

			77,542,559

Security	Par (000)		Value

Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.76%, 07/31/25	USD	1,777	$1,704,143

Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24		955	922,802
Neiman Marcus Group Ltd. LLC, 2020 Exit Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 09/25/25		281	287,442

			1,210,244

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., Second Out Term Loan, 0.00%, 12/31/21(b)(j)		1,737	33,289
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 12/13/25		1,499	1,449,309
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		785	767,828
McDermott Technology Americas, Inc.
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/30/24(a)		40	34,609
2020 Take Back Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 06/30/25		280	209,277

			2,494,312

Personal Products — 1.0%
Sunshine Luxembourg VII Sarl, USD Term Loan B1, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 09/25/26		4,847	4,814,627

Pharmaceuticals — 3.5%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.69%, 05/04/25		1,976	1,856,765
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/18/26		2,055	2,042,358
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 08/01/27		1,067	1,035,599
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		2,197	2,148,961
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		3,387	3,371,851
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 06/02/25		6,460	6,324,233

			16,779,767

Professional Services — 1.7%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26		6,622	6,546,205
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.47%, 01/31/27(a)		1,562	1,526,938

			8,073,143

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 04/18/24	USD	2,295	$2,197,981
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 08/21/25		1,482	1,426,382
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/08/25		203	194,356

			3,818,719

Road & Rail — 1.9%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25		5,159	5,080,705
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 09/25/25		728	715,292
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/23		2,418	2,192,130
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.65%, 08/04/25		1,250	1,034,295

			9,022,422

Semiconductors & Semiconductor Equipment — 0.4%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/29/25(a)		1,051	1,045,996
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/19/26		635	624,250

			1,670,246

Software — 20.4%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/19/24		3,805	3,777,403
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/19/25		726	733,547
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		2,343	2,269,006
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		2,417	2,383,868
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27		2,551	2,446,833
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 04/22/27		1,206	1,202,732
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,891	1,874,621
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.80%, 05/27/24		1,160	1,015,697
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		1,627	1,416,595
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		2,141	2,194,525
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		4,286	4,275,657
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 10/01/25		10,183	10,072,496

Security	Par (000)		Value

Software (continued)
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25	USD	1,770	$1,795,081
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		8,236	8,044,088
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 09/30/24		3,497	3,467,410
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26(a)		877	863,845
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24		2,191	2,089,870
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 12/01/25		850	803,675
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%), 4.75%, 12/01/24		2,082	2,039,069
Netsmart Technologies, Inc., 2020 Term Loan B, 5.00%, 09/22/27		1,472	1,465,008
Omnitracs, Inc., 2020 2nd Lien Term Loan, 8.25%, 09/10/28		1,078	1,060,483
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/30/25		689	662,723
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 08/01/25		3,697	3,581,479
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 02/05/24		2,410	2,361,678
Solera LLC, USD Term Loan B, (2 mo. LIBOR + 2.75%), 2.94%, 03/03/23		2,927	2,863,227
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22		5,115	5,088,107
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		915	884,184
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		1,302	1,258,154
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		1,617	1,564,743
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		6,253	6,044,048
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28		3,410	3,324,909
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 05/03/27		1,992	2,025,207
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		6,129	6,106,813
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		5,827	5,770,824

			96,827,605

Specialty Retail — 2.8%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.50%), 2.75%, 11/13/25		445	438,396
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.77%, 11/13/25		886	874,116
USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.74%, 11/07/24		2,906	2,862,581

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail (continued)
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR -GBP + 4.50%), 5.18%, 06/23/25	GBP	1,000	$1,246,800
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 06/28/26(a)	USD	824	809,184
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		244	231,592
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		1,392	1,319,934
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/18/21		1,228	1,144,005
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		3,252	3,242,054
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		1,230	1,161,936

			13,330,598

Technology Hardware, Storage & Peripherals — 0.6%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 07/23/26		1,394	1,123,768
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.91%, 04/29/23		1,790	1,773,163

			2,896,931

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		3,021	2,971,052

Trading Companies & Distributors — 0.8%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 10/17/23		3,790	3,774,889

Utilities — 0.4%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/28/24		1,953	1,947,614

Wireless Telecommunication Services — 3.1%
Ligado Networks LLC, PIK Exit Term Loan, (1 mo. LIBOR + 11.75%), 8.50%, 12/07/20(b)(j)		179	163,986
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/11/25		4,272	4,155,395
T-Mobile USA, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 04/01/27		6,621	6,611,341
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27		3,814	3,734,809

			14,665,531

Total Floating Rate Loan Interests — 140.5% (Cost: $684,654,953)			668,257,841

Security	Shares		Value

Investment Companies

Fixed Income Funds — 2.6%
Invesco Senior Loan ETF		53,000	$1,152,220
iShares iBoxx $ High Yield Corporate Bond ETF(k)		96,000	8,054,400
iShares iBoxx $ Investment Grade Corporate Bond ETF(k)		24,000	3,233,040

			12,439,660

Total Investment Companies — 2.6% (Cost: $11,860,278)			12,439,660

	Benefical Interest (000)

Other Interests(a)(b)(l)

IT Services — 0.0%
Millennium Corp	USD	1,607	—
Millennium Lender Claims		1,508	—

Total Other Interests — 0.0% (Cost: $ — )			—

Total Investments — 150.2% (Cost: $734,954,480)			714,547,983

Liabilities in Excess of Other Assets — (50.2)%			(238,956,134)

Net Assets — 100.0%			$475,591,849

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Convertible security.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Amount is less than 500.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Affiliate of the Fund.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	(b)	$—	$—	$—	$—	—	$6,568	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	19,813,372		(12,130,757)	(40,887)	412,672	8,054,400	96,000	251,186	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	6,339,007		(3,451,924)	185,270	160,687	3,233,040	24,000	51,867	—

					$144,383	$573,359	$11,287,440		$309,621	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser.These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,633,500	USD	1,912,829	UBS AG	10/05/20	$2,487
GBP	1,545,000	USD	1,985,170	HSBC Bank PLC	10/05/20	8,446
USD	3,942,391	EUR	3,297,000	UBS AG	10/05/20	76,584
USD	2,059,040	GBP	1,547,000	Citibank N.A.	10/05/20	62,843
USD	1,918,260	EUR	1,633,500	Goldman Sachs International	11/04/20	1,759

						152,119

EUR	1,633,500	USD	1,917,076	Goldman Sachs International	10/05/20	(1,760)
USD	1,914,013	EUR	1,633,500	UBS AG	11/04/20	(2,489)
USD	1,985,484	GBP	1,545,000	HSBC Bank PLC	11/04/20	(8,447)

						(12,696)

						$139,423

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	B-	USD	9,885	$499,588	$48,575	$451,013

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified Financial Services	$—	$—	$3,098	$3,098
Energy Equipment & Services	297,439	—	34,445	331,884
Health Care Management Services	—	15	—	15
Media	114,650	—	—	114,650
Metals & Mining	—	—	48,792	48,792
Semiconductors & Semiconductor Equipment	27,204	—	—	27,204
Software	1,003	—	—	1,003
Specialty Retail	—	153,494	—	153,494
Corporate Bonds	—	32,741,897	428,445	33,170,342
Floating Rate Loan Interests	—	652,927,594	15,330,247	668,257,841
Investment Companies	12,439,660	—	—	12,439,660
Other Interests	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	1,413	—	1,413
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(24,139)	—	(24,139)

	$12,879,956	$685,800,274	$15,845,027	$714,525,257

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$451,013	$—	$451,013
Foreign Currency Exchange Contracts	—	152,119	—	152,119
Liabilities
Foreign Currency Exchange Contracts	—	(12,696)	—	(12,696)

	$—	$590,436	$—	$590,436

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Total
Assets
Opening balance, as of December 31, 2019	$556,399	$—	$29,886,699	$—	(a)	$30,443,098
Transfers into Level 3(b)	—	—	5,065,330	—		5,065,330
Transfers out of Level 3(c)	—	—	(18,977,785)	—		(18,977,785)
Accrued discounts/premiums	—	7,715	14,594	—		22,309
Net realized gain (loss)	(17,042)	—	(257,815)	—		(274,857)
Net change in unrealized appreciation (depreciation)(d)	(216,131)	(8,559)	(401,218)	—		(625,908)

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Total
Purchases	$11,824	$429,289	$10,056,953	$—		$10,498,066
Sales	(248,715)	—	(10,056,511)	—		(10,305,226)

Closing balance, as of September 30, 2020	$86,335	$428,445	$15,330,247	$—	(a)	$15,845,027

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(d)	$(163,617)	$(8,559)	$(314,351)	$—		$(486,527)

(a)	Rounds to less than $1.
(b)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

SCA	Svenska Celluosa Aktiebolaget

SCHEDULE OF INVESTMENTS	13